Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering		$ 11,904				$ 11,904
Public offering, price per share		$ 2.85
Public offering, shares		4,655,982
Shares available for grant			2,072,553
Number of shares authorized for grant			3,000,000
Unrecognized share-based compensation expense			$ 870
Share based compensation expense			$ 634	$ 429	[1]	270	[1]
Unrecognized compensation cost, recognition period			1 year 6 months 3 days
Aggregate intrinsic Value, Outstanding			$ 3,450	1,040		45
Aggregate intrinsic Value, Outstanding, Vested and expected to vest			1,140	204		38
Dividend	$ 5,000		$ 5,001
Dividend paid per share	$ 0.14
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			583,629
Unrecognized share-based compensation expense			$ 86,500
Share based compensation expense			$ 392
Weighted average grant- date fair value, Vested			$ 0.00
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 634	$ 429		$ 270

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19